Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 17,200,000	$ 2,100,000	$ 2,100,000
Goodwill impairment expense	$ 0	$ 0	$ 0